Note 10 - Accrued Expenses	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
10. Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2014	2013
Litigation settlement and related costs	$9,278	$16,310
Compensation and benefits	4,214	4,053
Bank and payment processing expenses	5,977	3,118
Data processing	2,806	2,632
Other	3,597	4,209
Accrued expenses	$25,872	$30,322